Private Placement (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Private Placement [Abstract]
Aggregate private units	477,500	477,500
Price per private unit	$ 10	$ 10
Aggregate purchase price	$ 4,775,000	$ 4,775,000
Additional aggregate private units	52,500	52,500
Total proceeds	$ 525,000	$ 525,000
Sponsor [Member]
Private Placement [Abstract]
Price per private unit	$ 10	$ 10